Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Fair Value
Common Stocks (80.5%)
Chemicals (2.0%)
Aspen Aerogels, Inc. (a)	375,000	$3,457,500
Communications Equipment (14.7%)
ADTRAN Holdings, Inc.	211,768	4,146,417
Cambium Networks Corp. (Cayman Islands) (a)	409,050	6,921,126
Ciena Corp. (a)	20,000	808,600
Infinera Corp. (a)	2,000,000	9,680,000
KVH Industries, Inc. (a)	465,150	4,288,683
		25,844,826
Electrical Equipment (1.9%)
Vicor Corp. (a)	55,875	3,304,448
Electronic Equipment, Instruments & Components (10.1%)
Akoustis Technologies, Inc. (a)(b)	1,300,000	3,861,000
Coherent Corp. (a)	27,500	958,375
Frequency Electronics, Inc. (a)(d)	570,000	3,277,500
nLight, Inc. (a)	800,000	7,560,000
TTM Technologies, Inc. (a)	5,000	65,900
Vishay Precision Group, Inc. (a)(b)	70,000	2,071,300
		17,794,075
Health Care Equipment & Supplies (5.8%)
Sientra, Inc. (a)	2,300,000	1,472,000
ViewRay, Inc. (a)	2,380,000	8,663,200
		10,135,200
IT Services (1.0%)
Edgio, Inc. (a)(b)	600,000	1,668,000
Life Sciences Tools & Services (2.3%)
Standard BioTools, Inc. (a)	3,647,157	4,011,873
Semiconductors & Semiconductor Equipment (13.0%)
Advanced Energy Industries, Inc.	20,000	1,548,200
AXT, Inc. (a)	800,000	5,360,000
FormFactor, Inc. (a)(b)	75,000	1,878,750
MKS Instruments, Inc.	20,000	1,652,800
Photronics, Inc. (a)	627,549	9,174,766
SiTime Corp. (a)	7,500	590,475
Veeco Instruments, Inc. (a)	140,000	2,564,800
		22,769,791
Software (25.2%)
8x8, Inc. (a)	1,200,000	4,140,000
Benefitfocus, Inc. (a)	1,190,000	7,556,500
Sumo Logic, Inc. (a)	649,974	4,874,805
Telos Corp. (a)	1,050,000	9,334,500
Upland Software, Inc. (a)	725,000	5,894,250
Yext, Inc. (a)	1,472,112	6,565,620
Zuora, Inc. - Class A (a)	800,000	5,904,000
		44,269,675
Technology Hardware, Storage & Peripherals (4.5%)
Intevac, Inc. (a)(d)	1,708,550	7,944,757
Total Common Stocks
(Cost $226,351,982)		$141,200,145

Warrants (0.0%)
Agile Therapeutics, Inc. 34.00%	4,375	511
Total Warrants
(Cost $1,750)		511

Short-Term Investments (20.7%)
Money Market Fund (20.7%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 2.51% (c)
Total Short-Term Investments
(Cost $36,269,266)	36,269,266	$36,269,266

Total Investments (101.2%)
(Cost $262,622,998)		177,469,922
Total Securities Sold Short (-0.1%)		(136,653)
(Proceeds $135,982)
Liabilities in Excess of Other Assets (-1.1%)		(1,928,157)
Net Assets (100.0%)		$175,405,112

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance purposes.
(a) Non-income producing security.
(b) Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,053,490.
(c) Rate shown is the seven-day yield as of September 30, 2022.
(d)
Affiliated security. Needham Small Cap Fund owned 5% or more of the voting securities of the following company during the three months ended September 30, 2022. As a result, this company is deemed to be an affiliate of Needham Small Cap Growth Fund as defined by the 1940 Act.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
Country	Long

United States^	96.1%
Cayman Island	3.9%
Total	100.0%

^ United States allocation includes Short-Term Investment-Money Market Fund of 20.7%

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2022
	Shares	Fair Value
Securities Sold Short (-0.1%)
Software (-0.1%)
SPS Commerce, Inc. (a)	1,100	$136,653
Total Securities Sold Short (-0.1%)
(Proceeds $135,982)		$136,653

(a) Non-income producing security.

Distribution of investments by country or territory of incorporation, as a percentage of Total Securities Sold Short, is as follows (Unaudited):
Country	Long
United States	100.0%
Total	100.0%

	Top Ten Holdings*
	(as a % of total investments, as of September 30, 2022)

	Security		% of Total Investments	Market Value
	Infinera Corp.	INFN	5.46%	9,680,000
	Telos Corp.	TLS	5.26%	9,334,500
	Photronics, Inc.	PLAB	5.17%	9,174,766
	ViewRay, Inc.	VRAY	4.89%	8,663,200
	Intevac, Inc.	IVAC	4.48%	7,944,758
	nLight, Inc.	LASR	4.26%	7,560,000
	Benefitfocus, Inc.	BNFT	4.26%	7,556,500
	Cambium Networks Corp.	CMBM	3.90%	6,921,126
	Yext, Inc.	YEXT	3.70%	6,565,620
	Zuora, Inc.	ZUO	3.33%	5,904,000

	Top Ten Holdings = 44.72 of Total Investments†

*	Current portfolio holdings may not be indicative of future portfolio holdings.
†	Percentage of total investments less cash.

	Top Ten Holdings*
	(as a % of net assets, as of September 30, 2022)

	Security		% of Net Assets	Market Value
	Infinera Corp.	INFN	5.52%	9,680,000
	Telos Corp.	TLS	5.32%	9,334,500
	Photronics, Inc.	PLAB	5.23%	9,174,766
	ViewRay, Inc.	VRAY	4.94%	8,663,200
	Intevac, Inc.	IVAC	4.53%	7,944,758
	nLight, Inc.	LASR	4.31%	7,560,000
	Benefitfocus, Inc.	BNFT	4.31%	7,556,500
	Cambium Networks Corp.	CMBM	3.95%	6,921,126
	Yext, Inc.	YEXT	3.74%	6,565,620
	Zuora, Inc.	ZUO	3.37%	5,904,000

	Top Ten Holdings = 45.21% of Net Assets

*	Current portfolio holdings may not be indicative of future portfolio holdings.

	Sector Weightings*
	(as a % of net investments, as of September 30, 2022)
	Sector	Long*		(Short)(1)	Total(1)(2)
	Cash	20.4%		–	20.4%
	Warrants	0%		–	0%
	Health Care	8.0%		–	8.0%
	Industrials	1.9%		–	1.9%
	Information Technology	67.8%		(0.1)%	67.7%
	Materials	2.0%		–	2.0%

*	Current portfolio holdings may not be indicative of future portfolio holdings.
(1)	Percentage of total investments includes all stocks, plus cash minus all short positions.
(2)	Total represents the difference between the long exposure and the short exposure, which produces the net exposure.